Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 100,127	$ 74,816
Accounts receivable, net of allowance for doubtful accounts of $8,025 and $7,840 at 2012 and 2011, respectively	94,102	86,428
Net investment in direct financing and sales-type leases	43,253	25,075
Trading containers	7,296	12,970
Containers held for sale	15,717	7,832
Prepaid expenses	14,006	10,243
Deferred taxes	2,332	2,443
Due from affiliates, net	4,377
Total current assets	281,210	219,807
Restricted cash	54,945	45,858
Containers, net of accumulated depreciation of $490,930 and $377,731 at 2012 and 2011, respectively	2,916,673	1,903,855
Net investment in direct financing and sales-type leases	173,634	85,121
Fixed assets, net of accumulated depreciation of $9,189 and $9,027 at 2012 and 2011, respectively	1,621	1,717
Intangible assets, net of accumulated amortization of $26,963 and $33,340 at 2012 and 2011, respectively	33,383	46,675
Other assets	14,614	7,171
Total assets	3,476,080	2,310,204
Current liabilities:
Accounts payable	4,451	2,616
Accrued expenses	14,329	18,491
Container contracts payable	87,708	25,510
Deferred revenue and other	1,681	6,245
Due to owners, net	13,218	15,812
Secured debt facility		41,035
Bonds payable	131,500	91,500
Total current liabilities	252,887	201,209
Revolving credit facilities	549,911	133,047
Secured debt facility	874,000	779,383
Bonds payable	706,291	464,226
Deferred revenue and other	3,210	1,136
Interest rate swaps and caps	10,819	16,110
Income tax payable	27,580	22,729
Deferred taxes	5,249	7,438
Total liabilities	2,429,947	1,625,278
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 55,754,529 and 48,951,114 at 2012 and 2011, respectively	558	490
Additional paid-in capital	354,448	154,460
Accumulated other comprehensive income (loss)	114	(28)
Retained earnings	652,383	528,906
Total Textainer Group Holdings Limited shareholders' equity	1,007,503	683,828
Noncontrolling interests	38,630	1,098
Total equity	1,046,133	684,926
Total liabilities and equity	$ 3,476,080	$ 2,310,204